VAN ECK U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------
                             1997 SEMI-ANNUAL REPORT

Dear Fellow Shareholder:


The U.S. Government Money Fund continues to meet its objectives of a high degree of safety and daily liquidity. It also serves to assist investors who wish to employ our exchange privileges or to use our checkwriting privileges. The Fund's seven-day average yield was 3.92%* and the 30-day average yield was 3.66% on June 30, 1997. The total net assets were $101.3 million as of June 30, 1997.

The March 25 increase in the federal funds target rate from 5.25% to 5.50% was a proactive move by the Federal Reserve to combat what was perceived to be signs of accelerating wage inflation. This move by the Fed coincided with a higher 3-month Treasury bill yield, which reached 5.40%, the highest yield seen year-to-date. Shortly thereafter, further economic data showed that wages were not accelerating as feared. Thus, money market yields have since headed lower as the markets seem content with the current economic environment of healthy growth and low inflation. The three-month Treasury bill ended the first half of the year at a yield of 5.16%. A larger portion of the Fund's assets were invested in repurchase agreements to take advantage of the higher yields that these instruments offered compared to Treasury bills.

The Fund's investment strategy continues to emphasize safety by investing in short-term United States Treasury obligations and repurchase agreements collateralized by United States Treasury obligations. These obligations are the most conservative money market investments and offer the highest degree of security since they are backed by the United States Government. Of course, shares of the Fund are not guaranteed by the United States Government and there can be no guarantee that the price of the Fund's shares will not fluctuate.** Repurchase agreements allow us to take advantage of higher yields without significantly increasing risk. The Fund's repurchase agreements are collateralized 102% by United States Treasury obligations with maturities of less than five years. In addition, your Fund has possession of the collateral.

We plan to continue our current investment strategy, keeping an equal weighting between U.S. Treasury bills and repurchase agreements over time.

The  U.S.   Government  Money  Fund  offers  daily  liquidity  and  checkwriting privileges, providing the kind of convenient access to cash not available in many other types of investments. The Fund also provides an excellent base from which investors may transfer money into or out of other members of the Van Eck Family of Funds.***

We appreciate your participation in the U.S. Government Money Fund and look forward to helping you meet your investment objectives in the future.



[PHOTO]                                 [PHOTO]

/s/John C. Van Eck                      /s/Gregory F. Krenzer
------------------                      ---------------------
JOHN C. VAN ECK                         GREGORY F. KRENZER
CHAIRMAN                                PORTFOLIO MANAGER

July 14, 1997


------------
    *PERFORMANCE  DATA  REPRESENTS  PAST  PERFORMANCE  AND IS NOT  INDICATIVE OF
     FUTURE RESULTS. YIELDS WILL FLUCTUATE.
   **THERE CAN BE NO  ASSURANCE  THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE
     NET ASSET VALUE OF $1.00 PER SHARE.
  ***CURRENTLY,  THERE  IS NO  CHARGE  IMPOSED  ON  EXCHANGES  OR  LIMITS  AS TO
     FREQUENCY OF EXCHANGES FOR THIS FUND. HOWEVER, SHAREHOLDERS ARE LIMITED TO SIX EXCHANGES PER CALENDAR YEAR FOR OTHER FUNDS IN THE VAN ECK FAMILY OF FUNDS, AND THE FUNDS RESERVE THE RIGHT TO MODIFY OR TERMINATE THE TERMS OF THE EXCHANGE PRIVILEGE.

                           U.S. GOVERNMENT MONEY FUND
                        FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
June 30, 1997

ASSETS:
Investments at value:
                                            ANNUALIZED YIELD AT
 PRINCIPAL                   MATURITY         TIME OF PURCHASE          VALUE
 AMOUNT                        DATE            OR COUPON RATE         (NOTE 1)
--------------------------------------------------------------------------------
U.S. Treasury Bills:
$ 25,000,000                 7/24/97                4.94%           $ 24,921,097
   5,000,000                 8/21/97                5.02%              4,964,442
  15,000,000                 8/21/97                5.05%             14,892,687
  15,000,000                 8/28/97                5.04%             14,878,200


Repurchase Agreements (Note 4):
Cost $21,414,420 purchased on
   6/30/97; maturity value--
   $21,417,692 (with HSBC
   Securities Incorporated
   collateralized by $24,761,000
   U.S. Treasury Note due
   10/31/97 with an interest
   rate of 6.25% and a value
   of $21,417,692)           7/01/97                5.50%             21,414,420
Cost $20,000,000 purchased on
   6/30/97; maturity value--
   $20,002,972 (with Merrill
   Lynch, Pierce, Fenner &
   Smith Incorporated
   collateralized by
   $20,000,000 U.S. Treasury
   Note due 8/31/97 with an
   interest rate of 6.00% and a
   value of $20,407,447)     7/01/97                5.35%             20,000,000
                                                                     -----------
Total investments (amortized
   cost $101,070,846*)                                               101,070,846
Receivables:
   Capital shares sold                                                   372,457
   Interest                                                                6,244
                                                                     -----------
      Total assets                                                   101,449,547
                                                                     -----------
LIABILITIES:
Payables:
   Capital shares repurchased                                             25,670
   Dividend payable                                                       27,761
   Due to custodian                                                       16,416
   Accounts payable                                                      121,817
                                                                     -----------
      Total liabilities                                                  191,664
                                                                     -----------
NET ASSETS                                                          $101,257,883
                                                                    ============


Shares of beneficial interest out-
   standing (unlimited number
   of $0.001 par value shares
   authorized)..........................                             101,257,883
                                                                      ==========

Net asset value, redemption
   price and offering price per
   share ...............................                                   $1.00
                                                                           =====
*The amortized cost is the same for federal income tax purposes.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997

INTEREST INCOME (NOTE 1):                                        $1,924,346
EXPENSES:
Management (Note 2)                           $194,940
Distribution (Note 3)                           97,470
Administration (Note 2)                         50,280
Transfer agent                                  45,305
Custodian                                       25,384
Registration                                    21,125
Professional                                    15,792
Reports to shareholders                         14,292
Trustees fees                                    8,863
Other                                           25,276
                                            ----------
      Total expenses                                                498,727
                                                                 ----------
      Net investment income                                      $1,425,619
                                                                 ==========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           For the
                                      Six Months Ended         Year Ended
                                        June 30, 1997         December 31,
                                         (unaudited)              1996
                                       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS:
      Net investment income paid to
        shareholders as dividends
        (Note 1)                        $    1,425,619          $ 3,074,318
                                        ==============        =============
   FROM CAPITAL SHARE
     TRANSACTIONS
      (at net asset value of $1.00
      per share):
   Net proceeds from sales of
      shares                            $1,911,881,487       $3,402,354,646
   Shares issued on reinvestment
      of dividends from net
      investment income                        759,295            2,046,708
                                         -------------       --------------
                                         1,912,640,782        3,404,401,354
  Cost of shares reacquired             (1,919,080,407)      (3,366,833,860)
                                         -------------       ---------------
   Increase (Decrease) in net
     assets resulting from
     capital share transactions             (6,439,625)          37,567,494
NET ASSETS:
   Beginning of period                     107,697,508           70,130,014
   -------------                         -------------
   End of period                         $ 101,257,883        $ 107,697,508
                                         =============        =============


                       See Notes to Financial Statements.

                           U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 1997      ----------------------------------------------------------------
                                                  (UNAUDITED)       1996         1995          1994          1993          1992
                                                 ------------       -----        -----         -----         -----         -----

Net Asset Value, Beginning of Period ..........     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                    -------        -------       -------       -------       -------       -------
Income from Investment Operations:
Net Investment Income .........................      0.0176          .0385        0.0456        0.0311        0.0183        0.0220
Less Distributions:
Dividends from Net Investment Income ..........     (0.0176)        (.0385)      (0.0456)      (0.0311)      (0.0183)      (0.0220)
                                                    -------        -------       -------       -------       -------       -------
Net Asset Value, End of Period ................     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                    =======        =======       =======       =======       =======       =======
Total Return ..................................        3.65%*         3.85%         4.56%         3.11%         1.83%         2.20%
RATIO/SUPPLEMENTARY DATA
Net Assets, End of Period (000) ...............    $101,258       $107,698       $70,130       $47,078       $31,109       $24,853
Ratio of Expenses to Average Net Assets .......        1.28%*         1.23%         1.25%         1.12%         1.24%         1.44%
Ratio of Net Income to Average Net Assets .....        3.66%*         4.02%         4.45%         3.07%         1.83%         2.25%

*Annualized
                                                 See Notes to Financial Statements.
------------------------------------------------------------------------------------------------------------------------------------




NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES--Van Eck Funds (the "Trust"), organized as a Massachusetts business trust on April 3, 1985, is registered under the Investment Company Act of 1940 as an open-ended management investment company. The following is a summary of significant accounting policies consistently followed by the U.S. Government Money Fund series, a diversified fund (the "Fund"), of the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management's estimates and the actual results could differ.

        A. SECURITY VALUATION--The Fund uses the amortized cost method to value securities. The amortized cost method involves valuing a security at its cost initially and, thereafter, a constant amortization to maturity of any discount or premium. Generally, the amortized cost of the security approximates the market value.

        B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

        C. DIVIDEND DISTRIBUTIONS--The Fund declares dividends from its net investment income on each day the Fund is open for business and distributes dividends on the last day of the month.

        D. OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded as earned. Realized gains and losses from security transactions are recorded on a specific identification basis.

NOTE 2--Van Eck Associates Corporation earned fees of $194,940 for the six months ended June 30, 1997 for investment management and advisory services. The fee is based on an annual rate of .50 of 1% of the first $500 million of average daily net assets, .40 of 1% on the next $250 million and .375 of 1% of the excess over $750 million. In accordance with the advisory agreement, the Fund reimbursed Van Eck Associates Corporation $50,280 for costs incurred in connection with certain administrative and operating functions for the six months ended June 30, 1997. Certain of the officers and trustees of the Trust are officers, directors or stockholders of Van Eck Associates Corporation and Van Eck Securities Corporation.

NOTE 3--Pursuant to a Plan of Distribution (Rule 12b-1), the Fund accrues fees of .25 of 1% of the average daily net assets of the Fund. The fees are intended to be used principally for payments to securities dealers who have sold shares and service shareholder accounts of the Fund and the remainder will be used for other actual promotion and distribution expenses incurred by Van Eck Securities Corporation, the distributor. Fees accrued for the six months ended June 30, 1997 were $97,470.

NOTE 4--Collateral for repurchase agreements, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuation on the collateral.

NOTE 5--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating trustees. The fees otherwise payable to the participating trustees are invested in shares of the Van Eck Funds as directed by the trustees. The Plan has been approved by the Internal Revenue Service.

As of June 30, 1997, the total value of the assets and corresponding liability of the Fund's portion of the Plan is $13,063.

VAN ECK FAMILY OF FUNDS
--------------------------------------------------------------------------------

GLOBAL HARD ASSETS FUND
Seeks long-term capital appreciation by investing globally, primarily in "Hard Asset Securities." Income is a secondary consideration.

INTERNATIONAL INVESTORS GOLD FUND
Founded in 1955, this Fund is the oldest gold-oriented mutual fund in the U.S. It invests in gold-mining shares globally and seeks long-term capital appreciation, moderate yield and protection against monetary uncertainties.

GOLD/RESOURCES FUND
Seeking a long-term global hedge against inflation and other risks, this Fund invests in gold-mining and natural resources companies outside South Africa.

EMERGING MARKETS GROWTH FUND
This Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

ASIA DYNASTY FUND
This Fund seeks long-term capital appreciation by investing in the equity securities of companies that are expected to benefit from the development and growth of the economies in the Asia Region.

GLOBAL BALANCED FUND
This Fund seeks long-term capital appreciation together with current income by investing in stocks, bonds and money market instruments worldwide.

GLOBAL INCOME FUND
This Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

U.S. GOVERNMENT MONEY FUND
This Fund seeks the highest safety of principal and daily liquidity by investing in U.S. Treasury bills and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a Van Eck Gold and Money Funds prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuations or controls, expropriation, nationalization and confiscatory taxation. For a free Van Eck Global Funds prospectus, please call the number listed below. Please read the prospectus before investing.





                              J U N E  30,  1 9 9 7
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                                    VAN ECK
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                                U.S. GOVERNMENT
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                                     MONEY
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                                      FUND
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                                  SEMI-ANNUAL
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                                     REPORT
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                                     [LOGO]
                                 Van Eck Global


[LOGO]
Van Eck Global

Van Eck Securities Corporation
99 Park Avenue, New York, NY 10016
www.vaneck.com
FOR ACCOUNT ASSISTANCE PLEASE CALL (800) 544-4653

FR1997-0715-0063